Provisions for legal proceedings - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 58,314	$ 66,277
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	39,137	47,830
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	7,202	7,225
Civil-General [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	9,621	9,049
Civil - Environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 2,354	2,172
Others [member]
Estimated contingent liabilities for legal proceedings [line items]
Total		$ 1